Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Summary of Significant Accounting Policies [Abstract]
Summary of Components of inventory
	December 31, 2013	December 31, 2012

Finished goods	$-	$24,067
Reserve	-	-
	$-	$24,067

Summary of Number of potential common stock equivalents

Convertible debt – face amount of $120,000, conversion price of $0.70	171,429
Convertible debt – face amount of $13,020,510, conversion price of $0.30	43,401,700
Common stock options, exercise price of $0.08 - $0.50	9,225,000
Common stock warrants, exercise price of $0.15 - $0.85	21,581,768
Common stock to be issued	2,500,000
Total common stock equivalents	76,879,897

The Company had the following potential common stock equivalents at June 30, 2013:

Convertible debt – face amount of $216,000, conversion price of $0.70	308,571
Common stock options, exercise price of $0.50	3,000,000
Common stock warrants, exercise price of $0.70 - $1.65	3,081,250
Total common stock equivalents	6,389,821

Convertible debt – face amount of $216,000, conversion price of $0.70	308,571
Common stock options, exercise price of $0.08 - $0.50	8,975,000
Common stock warrants, exercise price of $0.15 - $0.85	9,306,250
Common stock to be issued	2,770,000
Total common stock equivalents	21,359,821

 The Company had the following potential common stock equivalents at December 31, 2012:

Convertible debt – face amount of $252,000, conversion price of $0.70	360,000
Common stock options, exercise price of $0.50	3,000,000
Common stock warrants, exercise price of $0.70	2,075,000
Total common stock equivalents	5,435,000

Summary of Carrying amounts of Financial instruments measure at fair value on a recurring basis

June 30, 2014	Fair Value Measurement Using
	Level 1	Level 2	Level 3	Total

Derivative warrant liabilities	$-	$-	$148,769	$148,769

December 31, 2013	Fair Value Measurement Using
	Level 1	Level 2	Level 3	Total

Derivative warrant liabilities	$-	$-	$76,675	$76,675

December 31, 2013	Fair Value Measurement Using

	Level 1	Level 2	Level 3	Total

Derivative warrant liabilities	$-	$-	$76,675	$76,675
December 31, 2012	Fair Value Measurement Using

	Level 1	Level 2	Level 3	Total
Derivative warrant liabilities	$-	$-	$593,555	$593,555

Summary of the changes in fair value, including net transfers in and/or out, of all financial assets and liabilities measured at fair value on a recurring basis

	Fair Value Measurement Using Level 3 Inputs
	Derivative Liabilities	Total

Balance, January 1, 2013	$593,555	$593,555

Purchases, issuances and settlements	-	-

Total gains or losses (realized/unrealized) included in net loss	(516,880)	(516,880)

Transfers in and/or out of Level 3	-	-

Balance, December 31, 2013	$76,675	$76,675

Purchases, issuances and settlements	-	-

Total gains or losses (realized/unrealized) included in net loss	72,094	72,094

Transfers in and/or out of Level 3	-	-

Balance, June 30, 2014	$148,769	$148,769

	Fair Value Measurement Using Level 3 Inputs
	Derivative Liabilities	Total

Balance, January 1, 2012	$316,924	$316,924

Purchases, issuances and settlements	17,783	17,783

Total gains or losses (realized/unrealized) included in net loss	258,848	258,248

Transfers in and/or out of Level 3	-	-

Balance, December 31, 2012	$593,555	$593,555

Purchases, issuances and settlements	-	-

Total gains or losses (realized/unrealized) included in net loss included in net loss	(516,880)	(516,880)

Transfers in and/or out of Level 3	-	-

Balance, December 31, 2013	$76,675	$76,675

Summary of Carrying amounts of assets measure at fair value on a non-recurring basis

December 31, 2013	Fair Value Measurement Using
				Total
	Level 1	Level 2	Level 3	Losses

Oil and gas property impaired to fair value	$-	$-	$183,629	$753,865
December 31, 2012	Fair Value Measurement Using
				Total
	Level 1	Level 2	Level 3	Losses
Oil and gas property impaired to fair value	$-	$-	$295,427	$1,059,297